Restructuring Charges (Detail Textuals) - Facility - Washington facility - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Number of shares to be issuable on certain future financing events	1.5
Gain on lease termination		$ 1.1